Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
A condensed summary of the financial information for equity accounted investments partially owned by the Company shown on a 100% basis is as follows:

	December 31, 2019
	Spacegas Inc.	Financial Power Inc.	Cannes View Inc.	Colorado Oil and Gas Inc	Frost Investments Corp Inc.
Current assets	2,237,644	1,745,681	2,560,065	2,265,263	13,693,747
Non-current assets	13,221,364	13,229,810	14,532,274	12,801,053	20,396,424
Current liabilities	1,426,128	1,583,998	1,702,293	2,488,495	2,653,152
Long-term liabilities	5,530,995	5,530,995	7,792,274	6,818,237	10,757,210
Revenues	3,362,478	3,281,896	2,707,338	2,032,648	2,047,026
Operating income/(loss)	1,122,467	477,559	872,331	(85,071)	(370,748)
Net income/(loss)	854,885	212,498	627,671	(303,415)	(420,191)

	December 31, 2020
	Spacegas Inc.	Financial Power Inc.	Cannes View Inc.	Colorado Oil and Gas Inc	Frost Investments Corp Inc.	MGC Aggressive Holdings Inc.

Current assets	2,163,484	2,359,816	1,267,542	1,126,697	10,831,800	5,096,668
Non-current assets	12,559,048	12,575,608	13,801,972	12,335,790	19,464,419	82,809,937
Current liabilities	1,118,776	1,491,243	1,440,769	2,688,747	2,575,067	8,315,433
Long-term liabilities	4,855,255	4,855,255	7,050,860	6,169,497	9,384,573	40,958,366
Revenues	3,222,037	3,481,799	2,764,359	2,704,455	6,866,426	18,409,814
Operating income/(loss)	451,895	935,869	(645,197)	(817,717)	3,122,539	4,869,260
Net income/(loss)	246,616	728,428	(1,019,886)	(1,155,342)	2,656,770	3,882,812